Consolidated Statements of Profit or Loss and Other Comprehensive Income		12 Months Ended
		Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 SGD ($) $ / shares shares	Apr. 30, 2024 SGD ($) $ / shares shares	Apr. 30, 2023 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue		$ 11,765,273	$ 15,358,387	$ 24,201,834	$ 21,861,160
Cost of sales		(9,946,515)	(12,984,181)	(20,363,812)	(19,207,791)
Gross profit		1,818,758	2,374,206	3,838,022	2,653,369
Distribution costs		(67,887)	(88,620)	(136,937)	(147,042)
Administrative expenses		(1,692,689)	(2,209,636)	(1,568,925)	(1,543,215)
Impairment loss on financial assets		(3,897)	(5,087)	(89,367)	(172,821)
Operating Expenses		(1,764,473)	(2,303,343)	(1,795,229)	(1,863,078)
Income from operations		54,285	70,863	2,042,793	790,291
Finance costs		(69,492)	(90,715)	(68,167)	(47,363)
Other income		34,305	44,781	49,872	78,338
Other expenses				(1,176)
Other expenses				1,176
Other income (expenses)		(35,187)	(45,934)	(19,471)	30,975
Profit before income tax		19,098	24,929	2,023,322	821,266
Income tax expense		13,828	18,051	(15,853)	(37,531)
Total Profit/(Loss)		32,926	42,980	2,007,469	783,735
Other comprehensive income:
Exchange differences on translating foreign operations		5,227	6,978	1,905	(3,045)
Total comprehensive income/(loss)		38,153	49,958	2,009,374	780,690
Profit/(Loss) attributable to:
Owners of the company		32,926	42,980	2,007,469	807,984
Non-controlling interest					(24,249)
Profit (loss)		32,926	42,980	2,007,469	783,735
Total comprehensive income/(loss) attributable to:
Owners of the company		38,153	49,958	2,009,374	804,939
Non-controlling interest					(24,249)
Comprehensive income		$ 38,153	$ 49,958	$ 2,009,374	$ 780,690
Basic earnings per share | (per share)	[1]	$ 0.0010	$ 0.0013	$ 0.0602	$ 0.0242
Diluted earnings per share | (per share)	[1]	$ 0.0010	$ 0.0013	$ 0.0602	$ 0.0242
Weighted average number of ordinary shares used in computing basic earnings	[1]	33,350,000	33,350,000	33,350,000	33,350,000
Weighted average number of ordinary shares used in computing diluted earnings	[1]	33,350,000	33,350,000	33,350,000	33,350,000

[1]	Giving retroactive effect to reflect the reorganization and issuance of ordinary shares which are detailed in Note 1.